Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Unaudited Condensed Consolidated Statements Of Operations And Comprehensive Loss Abstract
Research and development expenses	€ (10,919,595)	€ (11,180,958)	€ (25,651,503)	€ (21,652,881)
General and administrative expenses	(3,540,805)	(4,346,965)	(7,149,359)	(8,734,408)
Sales and marketing expenses	(276,051)		(276,051)
Other income	4,882,908	14,441,541	12,629,096	14,443,135
Other expenses	(2,624)	(279)	(3,190)	(844)
Operating Result	(9,856,168)	(1,086,661)	(20,451,007)	(15,944,999)
Finance income	1,087,011	82,401	1,543,047	110,362
Finance expenses	(5,052)	(7,945)	(10,580)	(32,531)
Foreign exchange result	767,646	1,563,580	(369,664)	2,291,513
Other financial result	(195,567)	(86,000)	2,241	39,000
Income Taxes
Income (Loss) for the Period	€ (8,202,130)	€ 465,376	€ (19,285,963)	€ (13,536,654)
Share Information
Weighted average number of shares outstanding (in Shares)	56,985,734	44,203,763	50,912,459	44,203,763
Income (Loss) per share (basic) (in Euro per share)	€ (0.14)	€ 0.01	€ (0.38)	€ (0.31)
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign currency	€ (330)	€ 4,408,940	€ (17,116)	€ 5,718,815
Total Comprehensive Income (Loss)	€ (8,202,460)	€ 4,874,316	€ (19,303,079)	€ (7,817,839)